PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

	As of December 31,
	2020	2021
	RMB	RMB
Buildings	128,659	76,790
Motor vehicles	4,147	3,333
Office and computer equipment	59,372	47,691
Leasehold improvements	89,667	68,209
Sub-total	281,845	196,023
Less: accumulated depreciation	(137,353)	(94,108)
Total	144,492	101,915